Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 29, 2016
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Feb. 29, 2016
Document Effective Date	Feb. 29, 2016
Prospectus Date	Feb. 24, 2016
O'Shaughnessy Small Cap Value Fund | Class I
Prospectus:
Trading Symbol	OFSIX